Leases (Details) - Schedule of maturity lease obligations - Dec. 31, 2022	CNY (¥)		USD ($)
Schedule Of Maturity Lease Obligations Abstract
2023	¥ 3,359,149	[1]	$ 482,318
2024	220,062		31,597
2025
2026
2027
Total lease payments	3,579,211		513,915
Less: Interest	(46,374)		(6,659)
Present value of lease liabilities	¥ 3,532,837		$ 507,256

[1]	Include the operating leases with a term less than one year.